Other Expense - Summary of Other Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Stand-by fees	$ 3,029	$ 2,801
Letter of guarantee	1,567	1,185
Amortization of credit facility origination fees - undrawn facilities	761	636
Other	63	78
Total other expense	$ 5,420	$ 4,700